MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 21, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
On September 24, 2018, the following information will replace similar information found on pages 5-6 for the MassMutual RetireSMARTSM Conservative Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	30.5%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	1.3%
Select Diversified Value (T. Rowe Price/Brandywine Global)	1.5%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	1.1%
MM Select Equity Asset (J.P. Morgan)	6.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.5%
Select Fundamental Growth (Wellington Management)	0.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.5%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	0.9%
Vanguard Mid-Cap Index (Vanguard)	1.2%
Select Mid Cap Growth (T. Rowe Price/Frontier)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.6%
Vanguard Small-Cap Index (Vanguard)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	1.4%
— International Equity Funds
Select Overseas (MFS/Harris)	3.4%
Premier International Equity (OFI Global)	1.7%
Vanguard Developed Markets Index (Vanguard)	3.4%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	1.4%
Vanguard Emerging Markets Stock Index (Vanguard)	1.4%
Fixed Income Funds	68.6%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	15.2%
Premier Short-Duration Bond (Barings)	11.8%
Vanguard Total Bond Market Index (Vanguard)	5.1%
Vanguard Long-Term Treasury Index (Vanguard)	1.7%
Select Total Return Bond (MetWest)	11.3%
Select Strategic Bond (Western Asset)	11.3%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	4.9%
— High Yield Funds
Premier High Yield (Barings)	2.1%
Barings Global Floating Rate (Barings)	0.9%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	4.3%

Other Funds	1.0%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
On September 24, 2018, the following information will replace similar information found on pages 13-14 for the MassMutual RetireSMARTSM Moderate Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	62.6%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	2.9%
Select Diversified Value (T. Rowe Price/Brandywine Global)	3.2%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	2.3%
MM Select Equity Asset (J.P. Morgan)	14.4%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.2%
Select Fundamental Growth (Wellington Management)	1.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.2%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	1.8%
Vanguard Mid-Cap Index (Vanguard)	2.4%
Select Mid Cap Growth (T. Rowe Price/Frontier)	1.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.2%
Vanguard Small-Cap Index (Vanguard)	1.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.9%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	2.8%
— International Equity Funds
Select Overseas (MFS/Harris)	6.5%
Premier International Equity (OFI Global)	3.2%
Vanguard Developed Markets Index (Vanguard)	6.5%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	2.7%
Vanguard Emerging Markets Stock Index (Vanguard)	2.7%
Fixed Income Funds	36.2%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	7.9%
Premier Short-Duration Bond (Barings)	6.2%
Vanguard Total Bond Market Index (Vanguard)	2.6%
Vanguard Long-Term Treasury Index (Vanguard)	0.9%
Select Total Return Bond (MetWest)	5.9%

Select Strategic Bond (Western Asset)	5.9%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	2.6%
— High Yield Funds
Premier High Yield (Barings)	1.3%
Barings Global Floating Rate (Barings)	0.6%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	2.3%

Other Funds	1.4%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.4%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
On September 24, 2018, the following information will replace similar information found on pages 21-22 for the MassMutual RetireSMARTSM Moderate Growth Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	83.5%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	3.9%
Select Diversified Value (T. Rowe Price/Brandywine Global)	4.3%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.1%
MM Select Equity Asset (J.P. Morgan)	19.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.3%
Select Fundamental Growth (Wellington Management)	2.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.6%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.4%
Vanguard Mid-Cap Index (Vanguard)	3.2%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.6%
Vanguard Small-Cap Index (Vanguard)	1.8%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
— REIT Funds

Oppenheimer Real Estate (OFI Global Asset Management)	3.7%
— International Equity Funds
Select Overseas (MFS/Harris)	8.3%
Premier International Equity (OFI Global)	4.2%
Vanguard Developed Markets Index (Vanguard)	8.3%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	3.6%
Vanguard Emerging Markets Stock Index (Vanguard)	3.6%
Fixed Income Funds	15.1%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	3.3%
Premier Short-Duration Bond (Barings)	2.5%
Vanguard Total Bond Market Index (Vanguard)	1.1%
Vanguard Long-Term Treasury Index (Vanguard)	0.4%
Select Total Return Bond (MetWest)	2.4%
Select Strategic Bond (Western Asset)	2.4%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	1.1%
— High Yield Funds
Premier High Yield (Barings)	0.6%
Barings Global Floating Rate (Barings)	0.3%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	1.0%

Other Funds	1.5%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.5%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

On September 24, 2018, the following information will replace similar information found on pages 29-30 for the MassMutual RetireSMARTSM Growth Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, the Fund’s investment adviser, or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	96.2%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	4.5%
Select Diversified Value (T. Rowe Price/Brandywine Global)	5.0%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.6%
MM Select Equity Asset (J.P. Morgan)	22.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	5.0%
Select Fundamental Growth (Wellington Management)	2.7%

Select Growth Opportunities (Sands Capital/Jackson Square)	1.8%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.7%
Vanguard Mid-Cap Index (Vanguard)	3.6%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.8%
Vanguard Small-Cap Index (Vanguard)	2.1%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.3%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	4.3%
— International Equity Funds
Select Overseas (MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.8%
Vanguard Developed Markets Index (Vanguard)	9.6%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	4.2%
Vanguard Emerging Markets Stock Index (Vanguard)	4.2%
Fixed Income Funds	2.1%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	0.4%
Premier Short-Duration Bond (Barings)	0.3%
Vanguard Total Bond Market Index (Vanguard)	0.1%
Vanguard Long-Term Treasury Index (Vanguard)	0.1%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	0.3%
— High Yield Funds
Premier High Yield (Barings)	0.1%
Barings Global Floating Rate (Barings)	0.1%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	0.1%

Other Funds	1.8%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.8%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks for the following funds: MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund.
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
The following information will replace similar information in the section titled Additional Information Regarding Principal Risks starting on page 137:
•
Allocation Risk

The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a MassMutual RetireSMART Fund’s or MassMutual RetireSMART by JPMorgan Fund’s assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, as applicable, as noted in each Fund’s “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-18-05

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
Supplement dated September 21, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following information will replace similar information for the MassMutual RetireSMARTSM Conservative Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	30.5%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	1.3%
Select Diversified Value (T. Rowe Price/Brandywine Global)	1.5%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	1.1%
MM Select Equity Asset (J.P. Morgan)	6.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.5%
Select Fundamental Growth (Wellington Management)	0.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.5%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	0.9%
Vanguard Mid-Cap Index (Vanguard)	1.2%
Select Mid Cap Growth (T. Rowe Price/Frontier)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.6%
Vanguard Small-Cap Index (Vanguard)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	1.4%
— International Equity Funds
Select Overseas (MFS/Harris)	3.4%
Premier International Equity (OFI Global)	1.7%
Vanguard Developed Markets Index (Vanguard)	3.4%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	1.4%
Vanguard Emerging Markets Stock Index (Vanguard)	1.4%
Fixed Income Funds	68.6%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	15.2%
Premier Short-Duration Bond (Barings)	11.8%
Vanguard Total Bond Market Index (Vanguard)	5.1%
Vanguard Long-Term Treasury Index (Vanguard)	1.7%
Select Total Return Bond (MetWest)	11.3%
Select Strategic Bond (Western Asset)	11.3%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	4.9%
— High Yield Funds
Premier High Yield (Barings)	2.1%
Barings Global Floating Rate (Barings)	0.9%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	4.3%

Other Funds	1.0%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks for the MassMutual RetireSMARTSM Conservative Fund:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS CNSRV-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Fund
Supplement dated September 21, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following information will replace similar information for the MassMutual RetireSMARTSM Moderate Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	62.6%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	2.9%
Select Diversified Value (T. Rowe Price/Brandywine Global)	3.2%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	2.3%
MM Select Equity Asset (J.P. Morgan)	14.4%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.2%
Select Fundamental Growth (Wellington Management)	1.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.2%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	1.8%
Vanguard Mid-Cap Index (Vanguard)	2.4%
Select Mid Cap Growth (T. Rowe Price/Frontier)	1.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.2%
Vanguard Small-Cap Index (Vanguard)	1.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.9%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	2.8%
— International Equity Funds
Select Overseas (MFS/Harris)	6.5%
Premier International Equity (OFI Global)	3.2%
Vanguard Developed Markets Index (Vanguard)	6.5%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	2.7%
Vanguard Emerging Markets Stock Index (Vanguard)	2.7%
Fixed Income Funds	36.2%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	7.9%
Premier Short-Duration Bond (Barings)	6.2%
Vanguard Total Bond Market Index (Vanguard)	2.6%
Vanguard Long-Term Treasury Index (Vanguard)	0.9%
Select Total Return Bond (MetWest)	5.9%
Select Strategic Bond (Western Asset)	5.9%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	2.6%
— High Yield Funds
Premier High Yield (Barings)	1.3%
Barings Global Floating Rate (Barings)	0.6%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	2.3%

Other Funds	1.4%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.4%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks for the MassMutual RetireSMARTSM Moderate Fund:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MOD-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Growth Fund
Supplement dated September 21, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following information will replace similar information for the MassMutual RetireSMARTSM Moderate Growth Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	83.5%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	3.9%
Select Diversified Value (T. Rowe Price/Brandywine Global)	4.3%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.1%
MM Select Equity Asset (J.P. Morgan)	19.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.3%
Select Fundamental Growth (Wellington Management)	2.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.6%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.4%
Vanguard Mid-Cap Index (Vanguard)	3.2%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.6%
Vanguard Small-Cap Index (Vanguard)	1.8%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	3.7%
— International Equity Funds
Select Overseas (MFS/Harris)	8.3%
Premier International Equity (OFI Global)	4.2%
Vanguard Developed Markets Index (Vanguard)	8.3%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	3.6%
Vanguard Emerging Markets Stock Index (Vanguard)	3.6%
Fixed Income Funds	15.1%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	3.3%
Premier Short-Duration Bond (Barings)	2.5%
Vanguard Total Bond Market Index (Vanguard)	1.1%
Vanguard Long-Term Treasury Index (Vanguard)	0.4%
Select Total Return Bond (MetWest)	2.4%
Select Strategic Bond (Western Asset)	2.4%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	1.1%
— High Yield Funds
Premier High Yield (Barings)	0.6%
Barings Global Floating Rate (Barings)	0.3%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	1.0%

Other Funds	1.5%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.5%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks for the MassMutual RetireSMARTSM Moderate Growth Fund:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MODGR-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Growth Fund
Supplement dated September 21, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following information will replace similar information for the MassMutual RetireSMARTSM Growth Fund:
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, the Fund’s investment adviser, or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Equity Funds	96.2%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	4.5%
Select Diversified Value (T. Rowe Price/Brandywine Global)	5.0%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.6%
MM Select Equity Asset (J.P. Morgan)	22.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	5.0%
Select Fundamental Growth (Wellington Management)	2.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.8%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.7%
Vanguard Mid-Cap Index (Vanguard)	3.6%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.8%
Vanguard Small-Cap Index (Vanguard)	2.1%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.3%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	4.3%
— International Equity Funds
Select Overseas (MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.8%
Vanguard Developed Markets Index (Vanguard)	9.6%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	4.2%
Vanguard Emerging Markets Stock Index (Vanguard)	4.2%
Fixed Income Funds	2.1%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	0.4%
Premier Short-Duration Bond (Barings)	0.3%
Vanguard Total Bond Market Index (Vanguard)	0.1%
Vanguard Long-Term Treasury Index (Vanguard)	0.1%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	0.3%
— High Yield Funds
Premier High Yield (Barings)	0.1%
Barings Global Floating Rate (Barings)	0.1%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	0.1%

Other Funds	1.8%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.8%
Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks for the MassMutual RetireSMARTSM Growth Fund:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS GR-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 21, 2018 to the
Statement of Additional Information dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements. This supplement replaces the supplement dated September 12, 2018.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund:
The name of each Fund will change as follows:
Current Name	New Name
MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Any reference to “MassMutual RetireSMART Fund” or “MassMutual RetireSMART Funds” will be changed to include “MassMutual RetireSMART by JPMorgan Fund” or “MassMutual RetireSMART by JPMorgan Funds,” respectively, as applicable.
The following sentence will be added to the end of the second paragraph found on page B-3 in the section titled General Information:
The subadviser for each of the MassMutual RetireSMART by JPMorgan Funds is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10017.
The following sentences replace the first sentence of the third paragraph on page B-3 in the section titled Additional Investment Policies:
Each MassMutual RetireSMART Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds sponsored by Massachusetts Mutual Life Insurance Company (“MassMutual”) or its affiliates or non-affiliates (“MassMutual RetireSMART Underlying Funds”)1 using an asset allocation strategy. Each MassMutual RetireSMART by JPMorgan Fund seeks to achieve its investment objective by investing in a combination of U.S domestic and international mutual funds sponsored by MassMutual, J.P. Morgan, or their affiliates or non-affiliates

(“MassMutual RetireSMART by JPMorgan Underlying Funds”)1 using an asset allocation strategy. The MassMutual RetireSMART Underlying Funds and the MassMutual RetireSMART by JPMorgan Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).
The following sentence supplements the last sentence of the first paragraph found under the heading Other Investment Companies on page B-37 in the section titled Additional Investment Policies:
The MassMutual RetireSMART by JPMorgan Funds are “funds-of-funds,” which may invest without limit in other investment companies sponsored by MassMutual or its affiliates as well as, within allowable regulatory limits or pursuant to an exemptive order from the SEC, in other investment companies sponsored by J.P. Morgan or its affiliates or in other non-affiliated investment companies.
Any references to the investment adviser are changed to include the subadviser and any references to the investment adviser’s affiliates are changed to include the affiliates of the subadviser in the sections titled Additional Investment Policies found on pages B-3 to B-44, Disclosure of Portfolio Holdings found on pages B-44 to B-45, Management of the Trust found on pages B-47 to B-57, and Glossary found on pages B-105 to B-106.
The following sentence replaces the last sentence of the second paragraph found under the heading Other Disclosures on page B-45 in the section titled Disclosure of Portfolio Holdings:
The information distributed is limited to the information that the Funds, MML Advisers, or the subadviser believes is reasonably necessary in connection with the services provided by the recipient receiving the information.
The following sentence replaces the fifth sentence of the first paragraph on page B-47 in the section titled Management of the Trust:
As investment adviser to the Funds and subadviser to the MassMutual RetireSMART by JPMorgan Funds, respectively, MML Advisers and J.P. Morgan may be considered part of the management of the Trust.
The following sentence replaces the second sentence of the first paragraph found under the heading Risk Oversight on page B-55 in the section titled Management of the Trust:
The Funds’ investment adviser and administrator, MML Advisers, and the MassMutual RetireSMART by JPMorgan Funds’ subadviser, J.P. Morgan, have primary responsibility for the Funds’ risk management on a day-to-day basis as part of their overall responsibilities.
The following clause is added to the end of the first paragraph found under the heading Investment Adviser on page B-79 in the section titled Investment Advisory and Other Service Agreements:
, and has the right to select subadvisers to the Funds pursuant to an investment subadvisory agreement (the “Subadvisory Agreement”).
The following paragraph is added to the end of the information under the heading titled Investment Adviser on page B-80 in the section titled Investment Advisory and Other Service Agreements:
Unaffiliated Subadviser
J.P. Morgan serves as a subadviser for each MassMutual RetireSMART by JPMorgan Fund. J.P. Morgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

1
MassMutual RetireSMART Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (advised by MML Advisers, a wholly-owned subsidiary of MassMutual), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds. MassMutual RetireSMART by JPMorgan Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds.

Information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the relevant Fund can be found in Appendix C.
The following sentence replaces the first sentence of the paragraph on page B-92 found in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, and J.P. Morgan have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
The heading Committee Description on page B-115 for MML Investment Advisers, LLC in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted and the following information replaces the information found under the heading Committee Description on page B-115:
MML Advisers, as each MassMutual RetireSMART Fund’s investment adviser, administers the asset allocation program for each MassMutual RetireSMART Fund. MML Advisers, as each MassMutual RetireSMART by JPMorgan Fund’s investment adviser, has overall responsibility for each Fund and for implementing each Fund’s strategic asset allocations and tactical asset allocations through the selection of, and allocations to, MassMutual RetireSMART by JPMorgan Underlying Funds. These functions are performed by portfolio manager Frederick Schulitz.
The following information is added to the end of page B-115 found in the section titled Appendix C —  Additional Portfolio Manager Information:
J.P. Morgan Investment Management Inc.
J.P. Morgan, as each MassMutual RetireSMART by JPMorgan Fund’s subadviser, has responsibility for determining each Fund’s strategic asset allocation and tactical asset allocation. This function is performed by portfolio managers Anne Lester and Daniel Oldroyd.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Anne Lester
Registered investment companies**	23	$69,324 million	0	$0
Other pooled investment vehicles	31	$37,136 million	0	$0
Other accounts	0	$0	0	$0
Daniel Oldroyd
Registered investment companies**	20	$56,486 million	0	$0
Other pooled investment vehicles	30	$36,794 million	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of July 31, 2018. The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed, and other accounts.

**
Does not include the MassMutual RetireSMART by JPMorgan Funds.

Ownership of Securities:
As of July 31, 2018, the portfolio managers did not own any shares of the MassMutual RetireSMART by JPMorgan Funds.

Conflicts of Interest:
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing J.P. Morgan’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
J.P. Morgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. J.P. Morgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is J.P. Morgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of J.P. Morgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.
J.P. Morgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of J.P. Morgan and/or JPMorgan Chase. J.P. Morgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, J.P. Morgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of J.P. Morgan, or JPMorgan Chase or its clients.
J.P. Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan or its affiliates could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon J.P. Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase J.P. Morgan’s and its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, J.P. Morgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments J.P. Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of J.P. Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. J.P. Morgan and its affiliates have policies and procedures that seek to manage conflicts. J.P. Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with J.P. Morgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, J.P. Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with J.P. Morgan’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, J.P. Morgan and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, J.P. Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of J.P. Morgan or its affiliates so that fair and equitable allocation will occur over time.
Compensation:
The discussion below describes the portfolio managers’ compensation as of the date of this supplement.
J.P. Morgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable discretionary performance based incentive consisting of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by J.P. Morgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of J.P. Morgan’s business as a whole. Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return objectives, and adherence with J.P. Morgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.
Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. J.P. Morgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan, which may include J.P. Morgan restricted stock units, depending on the employee’s election. When these awards vest over time (typically 3 years), the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds or shares of J.P. Morgan common stock.
The following information replaces the information in the section titled Appendix D — Description of Underlying Funds:
The summaries below are based solely on information contained in the prospectuses of each Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses and statements of additional information of each Underlying Fund. Further information about each Underlying Fund, including a copy of an Underlying Fund’s most recent prospectus, SAI, and annual and semi-annual reports, can be found on the SEC’s EDGAR database on its Internet site at http://www.sec.gov or can be obtained free of charge, upon request, by calling 1-888-309-3539.
U.S. Large Cap Equity Funds
MassMutual Select Fundamental Value Fund
Subadvised by: Wellington Management Company LLP and Barrow, Hanley, Mewhinney & Strauss, LLC
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks long-term total return.
Principal Investment Strategies
The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Diversified Value Fund
Subadvised by: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
Principal Investment Strategies
The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least

80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Equity Opportunities Fund
Subadvised by: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks growth of capital over the long-term.
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
MM Select Equity Asset Fund
Subadvised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*).
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. The Fund typically invests most of its assets in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index. As of August 31, 2018, the market capitalization range of companies included in the Index was $4.97 billion to $1,102.39 billion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
*
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Blue Chip Growth Fund
Subadvised by: T. Rowe Price Associates, Inc. and Loomis, Sayles & Company, L.P.
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks growth of capital over the long term.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Fundamental Growth Fund
Subadvised by: Wellington Management Company LLP
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks long-term growth of capital.
Principal Investment Strategies
The Fund invests primarily in domestic equity securities that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Growth Opportunities Fund
Subadvised by: Sands Capital Management, LLC and Jackson Square Partners, LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks long-term capital appreciation.

Principal Investment Strategies
This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in mid- and large-capitalization equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is a non-diversified fund, which means that it may hold larger positions in a smaller number of stock than a diversified fund.
U.S. Small/Mid Cap Equity Funds
MassMutual Select Mid-Cap Value Fund
Subadvised by: American Century Investment Management, Inc.
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks growth of capital over the long-term.
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $40 billion. The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Mid-Cap Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

MassMutual Select Mid Cap Growth Fund
Subadvised by: T. Rowe Price Associates, Inc. and Frontier Capital Management Company, LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks growth of capital over the long-term.
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of December 31, 2017, between $654 million and $62.50 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Small Cap Value Equity Fund
Subadvised by: Wellington Management Company LLP and Barrow, Hanley, Mewhinney & Strauss, LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks to maximize total return through investment primarily in small capitalization equity securities.
Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2017, between $4 million and $9.37 billion). Equity securities may include common stocks, preferred stock, rights, and warrants. The Fund typically invests most of its assets in U.S. companies, but may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Small-Cap Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
MassMutual Select Small Cap Growth Equity Fund
Subadvised by: Wellington Management Company LLP and OFI Global Institutional, Inc.
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2017, between $4 million and $9.37 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may at times increase the relative emphasis of its investments in a particular industry or sector. The Fund may hold a portion of its assets in cash or cash equivalents.
REIT Funds
JPMorgan Realty Income Fund
Advised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for all MassMutual RetireSMART by JPMorgan Funds)
Investment Objective
High total investment return through a combination of capital appreciation and current income.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.
Oppenheimer Real Estate Fund
Advised by: OFI Global Asset Management, Inc.
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Fund seeks total return.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies. The Fund considers a real estate company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Fund primarily invests in real estate investment trusts (“REITs”) but may also invest in real estate operating companies (“REOCs”) and other real estate related securities. REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in. The assets of the REITs that the Fund invests in are primarily land and buildings, although the Fund may invest in REITs that hold mortgages or a combination of investment types.
Vanguard Real Estate Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all MassMutual RetireSMART by JPMorgan Funds)
Investment Objective
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Transition Index, an interim index that will gradually increase exposure to other real estate-related investments while proportionately reducing exposure to other stocks based on their weightings in the MSCI US Investable Market Real Estate 25/50 Index. The MSCI US Investable Market Real Estate 25/50 Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies.
International Equity Funds
JPMorgan International Research Enhanced Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for all MassMutual RetireSMART by JPMorgan Funds)
Investment Objective
The Fund seeks to provide long-term capital appreciation
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs).
MassMutual Select Overseas Fund
Subadvised by: Massachusetts Financial Services Company and Harris Associates L.P.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks growth of capital over the long-term by investing in foreign equity securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights and warrants, of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Premier International Equity Fund
Subadvised by: OFI Global Institutional, Inc.
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.
Principal Investment Strategies
The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). Under normal market conditions, the Fund will:
•
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and

•
emphasize investments in common stock of issuers that the portfolio manager considers to be “growth” companies.

Vanguard Developed Markets Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,790 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Emerging Markets Equity Funds
MassMutual Premier Strategic Emerging Markets Fund
Subadvised by: OFI Global Institutional, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks long-term capital growth.
Principal Investment Strategies
The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e. are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Emerging Markets Stock Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 4,032 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.
Commodities Funds
DFA Commodity Strategy Portfolio
Advised by: Dimensional Fund Advisors LP
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Portfolio seeks total return consisting of capital appreciation and current income.
Principal Investment Strategies
The Portfolio seeks to achieve its investment objective by generally investing in a universe of allowable commodity-linked derivative instruments and fixed income investment opportunities. The Portfolio gains exposure to commodities markets by investing in derivative instruments, such as structured notes whose principal and/or coupon payments are linked to commodities or commodity indices, in swap agreements, and/or in other commodity-linked instruments (such as futures contracts on individual commodities or commodity indices). The Portfolio may invest up to 25% of its total assets in Dimensional Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the Portfolio and has a strategy of investing in derivative instruments, such as commodity-linked swap agreements and other commodity-linked instruments, futures contracts on individual commodities or commodity indices, and options on these instruments. The Portfolio, directly and/or through its investment in the Subsidiary, expects to use such derivatives extensively as part of its investment strategy.
U.S. Fixed Income Funds
MassMutual Premier Core Bond Fund
Subadvised by: Barings LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
MassMutual Premier Short-Duration Bond Fund
Subadvised by: Barings LLC
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
Vanguard Total Bond Market Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted bond index.

Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities — all with maturities of more than 1 year.
Vanguard Long-Term Treasury Index Fund
Advised by: The Vanguard Group, Inc.
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Fund seeks to track the performance of a market-weighted Treasury index with a long-term dollar-weighted average maturity.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays US Long Treasury Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds), with maturities greater than 10 years.
MassMutual Select Total Return Bond Fund
Subadvised by: Metropolitan West Asset Management, LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, Metropolitan West Asset Management, LLC (“MetWest”), to be of comparable quality). These typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, municipal securities, private placements, and securities subject to legal restrictions on resale pursuant to Rule 144A. These investments may have interest rates that are fixed, variable, or floating. The Fund invests in securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). MetWest focuses the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon, or maturity) that the subadviser believes to be relatively undervalued.
MassMutual Select Strategic Bond Fund
Subadvised by: Western Asset Management Company and Western Asset Management Company Limited
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to seek to hedge or to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.
Inflation Managed Funds
MassMutual Premier Inflation-Protected and Income Fund
Subadvised by: Barings LLC
(Underlying Fund for all Funds except for the MM RetireSMART by JPMorgan 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Funds)
Investment Objective
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government-sponsored enterprises, or by corporations.
High Yield Funds
MassMutual Premier High Yield Fund
Subadvised by: Barings LLC
(Underlying Fund for all Funds)
Investment Objective
This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. Government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser, Barings LLC, (“Barings”). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Barings does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
Barings Global Floating Rate Fund
Advised by: Barings LLC
(Underlying Fund for all Funds except for the MM RetireSMART by JPMorgan 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Funds)
Investment Objective
The investment objective of Barings Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but determined by the Manager or Barings Global Advisers Limited, the sub-adviser (together with the Manager, “Barings”), to be of comparable quality.
Emerging Markets Debt Funds
JPMorgan Emerging Markets Debt Fund
Advised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for all MassMutual RetireSMART by JPMorgan Funds)
Investment Objective
The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
JPMorgan Emerging Markets Strategic Debt Fund
Advised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for all MassMutual RetireSMART by JPMorgan Funds)
Investment Objective
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund invests primarily in debt investments that it believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach to invest the Fund opportunistically among different emerging market sectors and instruments. Under normal circumstances, the Fund invests at least 80% of its Assets in emerging market debt investments. “Emerging market debt investments” are securities and instruments of issuers located in or tied economically to emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom, and most of the countries of western Europe and Hong Kong. A security will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
International Bond Funds
Oppenheimer International Bond Fund
Advised by: OFI Global Asset Management, Inc.
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Fund seeks total return.
Principal Investment Strategies
The Fund invests mainly in debt securities of foreign government and corporate issuers. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
Money Market Funds/Cash and Cash Equivalents
JPMorgan U.S. Government Money Market Fund
Advised by: J.P. Morgan Investment Management Inc.
(Underlying Fund for the MM RetireSMART by JPMorgan In Retirement, 2010, 2015, and 2020 Funds)
Investment Objective
The Fund seeks high current income with liquidity and stability of principal.

Principal Investment Strategies
Under normal conditions, the Fund invests its assets exclusively in:
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debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and

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repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:
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The Fund seeks to maintain a net asset value (“NAV”) of  $1.00 per share.

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The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

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The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

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The Fund invests only in U.S. dollar-denominated securities.

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The Fund seeks to invest in securities that present minimal credit risk.

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SAI B3001M (RS)-18-04